Significant accounting policies (Tables)	12 Months Ended
Mar. 26, 2022
Accounting Policies [Abstract]
Estimated Useful Lives of Assets	Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	1 - 6 years
Furniture and fixtures	5 - 8 years
Equipment	3 - 8 years

Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings (loss) per common share for the years ended March 26, 2022, March 27, 2021, and March 28, 2020:

	Fiscal Year Ended
	March 26, 2022	March 27, 2021	March 28, 2020
	(In thousands, except per share data)
Basic income (loss) per common share computation:
Numerator:
Net income (loss)	$1,287	$(5,838)	$(12,779)
Denominator:
Weighted-average common shares outstanding	18,346	18,005	17,968
Income (loss) per common share	$0.07	$(0.32)	$(0.71)
Diluted (loss) income per common share computation:
Numerator:
Net income (loss)	$1,287	$(5,838)	$(12,779)
Denominator:
Weighted-average common shares outstanding	18,346	18,005	17,968
Dilutive effect of stock options and warrants	448	—	—

Weighted-average common shares outstanding – diluted	18,794	18,005	17,968
Diluted income (loss) per common share	$0.07	$(0.32)	$(0.71)
The following table sets forth the computation of basic and diluted earnings (loss) from continuing operations per common share for the years ended March 26, 2022, March 27, 2021, and March 28, 2020:

	Fiscal Year Ended
	March 26, 2022	March 27, 2021	March 28, 2020
	(In thousands, except per share data)
Basic income (loss) income from continuing operations per common share computation:
Numerator:
Net income (loss) income from continuing operations	$1,287	$(5,838)	$(12,227)
Denominator:
Weighted-average common shares outstand	$18,346	18,005	17,968
Income (loss) income from continuing operations per common share	$0.07	$(0.32)	$(0.68)
Diluted income (loss) per common share computation:
Numerator:
Net income (loss) from continuing operations	$1,287	$(5,838)	$(12,227)
Denominator:
Weighted-average common shares outstanding	18,346	18,005	17,968
Dilutive effect of stock options and warrants	448	—	—

Weighted-average common shares outstanding – diluted	18,794	18,005	17,968
Diluted income (loss) from continuing operations per common share	$0.07	$(0.32)	$(0.68)